Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Schedule of Lease Cost	The Company also leases offices in the United Kingdom, France, and Mexico under short-term arrangements of twelve months or less.
	Year ended December 31,
	2025	2024
Lease cost:
Operating lease costs
Other than related parties	$117,637	$269,915
Related parties	532,800	524,599
Total	650,437	794,514

Short-term lease cost
Other than related parties	43,712	39,145
Related parties	-	-
Total	43,712	39,145

Variable lease cost
Other than related parties	--	9,893
Related parties	-	-
Total	--	9,893

Total lease cost	$694,149	$843,552

	Year Ended December 31,
	2025	2024
Cash paid for amounts included in the measurement of lease liabilities
Operating lease costs
Other than related parties	$121,851	$269,915
Related parties	-	-
Total	$121,851	$269,915

Weight-average remaining lease term-operating leases
Other than related parties	- years	0.4 years
Related Parties	- years	- years
Aggregate	- years	0.4 years

Weight-average discount rate-operating leases
Other than related parties	1.79%	1.79%
Related Parties	N/A %	N/A %
Aggregate	1.79%	1.79%